Convertible Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of the Company's Convertible Note Receivable
A summary of the fair value of these convertible instruments and the fair value changes recognized as a component of the Company’s net earnings during the year ended December 31, 2021 and 2020 is presented below:

	Year Ended December 31, 2021

(in thousands)	Fair Value at Dec 31, 2020	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2021

Kutcho	$11,353	$-	$-	$5,733	$17,086

	Year Ended December 31, 2020

(in thousands)	Fair Value at Dec 31, 2019	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2020

Kutcho	$ 11,837	$-	$ -	$(484)	$ 11,353

Gold X	10,019	-	(12,402)	2,383	-

Total	$ 21,856	$-	$ (12,402)	$1,899	$ 11,353